leases (Tables)	12 Months Ended
Dec. 31, 2020
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

Years ended December 31 (millions)	Note	2020	2019
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$17	$18
Other sublet revenue included in other income	7	$4	$2
Lease payments		$434	$400